Sales by Product - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales By Product Category [Abstract]
Percentage Of Consolidated Sales From Foreign Countries	14.00%	13.00%	14.00%
Percentage of assets in foreign country	15.00%	16.00%	15.00%
Percentage one customer to total sales	2.00%	2.00%	2.00%
Percentage top ten customers to total sales	11.00%